RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)			3 Months Ended	11 Months Ended	12 Months Ended
	Jul. 07, 2020	Jul. 01, 2020	Mar. 31, 2022	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jul. 28, 2021	Mar. 03, 2021	Feb. 14, 2020
Related Party Transaction [Line Items]
Repayment of promissory note - related party			$ 27,284,000
Expenses incurred and paid					$ 447,000	$ 108,000
Current liabilities - Accounts payable and accrued expenses			$ 10,124,000		13,660,000
Gelesis Holdings, Inc, formerly know as Capstar Special Purpose Acquisition [Member]
Related Party Transaction [Line Items]
Repayment of promissory note - related party				$ 150,000
Current liabilities - Accounts payable and accrued expenses				1,630,832	13,660,000	$ 1,630,832
Gelesis Holdings, Inc, formerly know as Capstar Special Purpose Acquisition [Member] | Administrative Support Agreement
Related Party Transaction [Line Items]
Expenses per month		$ 10,000
Expenses incurred and paid				$ 60,000
Expenses incurred					120,000
Account payable and accrued expense related to related party					20,000
Gelesis Holdings, Inc, formerly know as Capstar Special Purpose Acquisition [Member] | Promissory Note with Related Party
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note									$ 250,000
Repayment of promissory note - related party	$ 140,000
Gelesis Holdings, Inc, formerly know as Capstar Special Purpose Acquisition [Member] | Related Party Loans
Related Party Transaction [Line Items]
Maximum Loans Convertible Into Warrants					$ 1,500,000
Price of warrants (in dollars per share)					$ 1.00
Loans From Sponsor Working Capital Purpose								$ 1,500,000
Gelesis Holdings, Inc, formerly know as Capstar Special Purpose Acquisition [Member] | Sponsor Loan
Related Party Transaction [Line Items]
Aggregate amount of loan							$ 4,000,000
Amount outstanding					$ 0